OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 1,090	$ 1,029
Provision for vacation and other employee benefits	1,921	1,742
Accrued expenses	631	401
Provision for contingent liabilities	0	297
Other liabilities	2,047	664
Other Current Liabilities	$ 5,689	$ 4,133